UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Craig A. Drill
          d/b/a/ Craig Drill Capital Corporation and Craig Drill Capital, LLC

Address:  724 Fifth Avenue
          9th Floor
          New York, NY 10019

13F File Number: 028-10742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Craig A. Drill
Title:   Investment Manager / Managing Member
Phone:   (212) 508-5757


Signature, Place and Date of Signing:

/s/ Craig A. Drill              New York, New York            August 1, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              None

Form 13F Information Table Entry Total:         8

Form 13F Information Table Value Total:         51,133
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                    FORM 13F INFORMATION TABLE
                                                          Craig A. Drill
                                                           June 30, 2012



COLUMN 1                        COLUMN 2    COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6     COLUMN 7         COLUMN 8

                                TITLE                   VALUE      SHRS OR  SH/ PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS    CUSIP       (X$1000)   PRN AMT  PRN CALL   DISCRETION   MANAGERS    SOLE   SHARED  NONE
--------------                  ---------   ------      ---------  -------- --- -----  -----------  ---------   -----  ------- ----
CYNOSURE INC                    CL A        232577205   16,634     786,471  SH         SOLE         NONE        786,471
FXCM INC                        COM CL A    302693106    2,563     218,000  SH         SOLE         NONE        218,000
GAIN CAP HLDGS INC              COM         36268W100      123      24,600  SH         SOLE         NONE         24,600
HORSEHEAD HLDG CORP             COM         440694305    1,382     138,767  SH         SOLE         NONE        138,767
IPG PHOTONICS CORP              COM         44980X109    5,200     119,300  SH         SOLE         NONE        119,300
LAZARD LTD                      SHS A       G54050102   13,174     506,900  SH         SOLE         NONE        506,900
LIBBEY INC                      COM         529898108   11,877     772,751  SH         SOLE         NONE        772,751
PALOMAR MED TECHNOLOGIES INC    COM NEW     697529303      180      21,200  SH         SOLE         NONE         21,200
